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Michael D. Mabry

(215) 564-8011

mmabry@stradley.com

April 27, 2012

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           EGA Emerging Global Shares Trust
File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 21 under the 1933 Act and Amendment No. 23 under the Investment Company Act of 1940, as amended (the “Amendment”), to the Registration Statement of EGA Emerging Global Shares Trust (the “Trust”) with respect to the following series of shares of the Trust: EGShares Beyond BRICs ETF and EGShares Emerging Markets Domestic Demand ETF (collectively referred to as the “Funds”).

The Trust previously filed an amendment under Rule 485(a)(2) on January 19, 2012 to add the Funds as new series of shares of the Trust.  The Trust also filed an amendment under Rule 485(a)(1) on March 30, 2012 for the purposes of: (i) responding to comments conveyed by the staff of the U.S. Securities and Exchange Commission (“SEC”) on the amendment; (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Funds; and (iii) adding new exhibits to the Registration Statement.  The Trust is filing this Amendment for the purposes of: (i) making ALPS Advisors, Inc. the investment adviser of the Funds and Emerging Global Advisors, LLC the sub-adviser of the Funds; (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Funds, and (iii) adding new exhibits to the Registration Statement.  The disclosure and fees related to ALPS Advisors, Inc. is identical to that included in Post-Effective Amendment Nos. 13/15 to the Registration Statement filed on July 27, 2011.

The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Trust’s other series.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, J. Stephen Feinour, Jr. at (215) 564-8521.

Very truly yours,

/s/ Michael D. Mabry
Michael D. Mabry

Cc:	Robert C. Holderith
James J. Valenti
J. Stephen Feinour, Jr.